Advance to Suppliers - Schedule of Advance to Suppliers (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Advance to Suppliers [Line Items]
Advance to suppliers	$ 119,825		$ 119,825		$ 114,112	$ 149,553
Change in advance to suppliers, amount	$ (9,661)	$ 2,664	$ 5,713	$ (19,774)	$ (35,441)	$ (493,144)
Change in advance to suppliers, percentage			5.00%		(24.00%)